Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2026
Equipment on operating leases [member]
Statement [LineItems]
Summary of Property, Plant and Equipment
The changes in cost, accumulated depreciation and impairment losses, and the carrying amounts of equipment on operating leases for the years ended March 31, 2025 and 2026 are as follows:
(Cost)

Yen (millions)
Balance as of April 1, 2024	¥6,678,707

Additions	¥3,134,025
Sales or disposal	(2,608,962)
Exchange differences on translating foreign operations	(112,651)
Other	—

Balance as of March 31, 2025	¥7,091,119

Additions	¥2,764,248
Sales or disposal	(2,211,986)
Exchange differences on translating foreign operations	436,078
Other	—

Balance as of March 31, 2026	¥8,079,459

(Accumulated depreciation and impairment losses)

Yen (millions)
Balance as of April 1, 2024	¥(1,475,939)

Depreciation	¥(876,860)
Sales or disposal	1,020,755
Exchange differences on translating foreign operations	21,499
Other	(32,387)

Balance as of March 31, 2025	¥(1,342,932)

Depreciation	¥(954,102)
Sales or disposal	815,485
Exchange differences on translating foreign operations	(78,931)
Other*	(85,186)

Balance as of March 31, 2026	¥(1,645,666)

Explanatory note:

*	Other for the year ended March 31, 2026 includes impairment losses on leased electric vehicles, mainly due to declines in estimated end of term residual values.
(Carrying amount)

Yen (millions)
Balance as of March 31, 2025	¥5,748,187
Balance as of March 31, 2026	6,433,793

Future Minimum Lease Payments Expected to be Received under Non-cancellable Operating Leases to be Received
Future lease payments expected to be received under the operating leases by maturity as of March 31, 2025 and 2026 consist of the following:

	Yen (millions)
	2025	2026
Within 1 year	¥966,028	¥1,071,460
Between 1 and 2 years	741,093	771,480
Between 2 and 3 years	364,347	369,762
Between 3 and 4 years	114,240	115,901
Between 4 and 5 years	32,341	34,209
Later than 5 years	12,540	12,061

Total	¥2,230,589	¥2,374,873

Property, plant and equipment [member]
Statement [LineItems]
Summary of Property, Plant and Equipment
The changes in cost, accumulated depreciation and impairment losses, and the carrying amounts of property, plant and equipment for the years ended March 31, 2025 and 2026 are as follows:
(Cost)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2024	¥674,562	¥2,954,398	¥7,156,049	¥219,879	¥11,004,888

Additions	14,867	36,761	98,025	463,013	612,666
Reclassification	3,336	84,185	292,186	(379,707)	—
Sales or disposal	(9,128)	(39,708)	(295,604)	—	(344,440)
Exchange differences on translating foreign operations	(2,385)	(26,961)	(117,006)	(5,476)	(151,828)
Other	6	(3,179)	(2,949)	(2,128)	(8,250)

Balance as of March 31, 2025	¥681,258	¥3,005,496	¥7,130,701	¥295,581	¥11,113,036

Additions	8,500	44,656	80,698	704,589	838,443
Reclassification	4,372	84,869	239,373	(328,614)	—
Sales or disposal	(3,414)	(100,687)	(356,226)	(3,173)	(463,500)
Transfers to assets held for sale	(16,578)	(43,796)	(164,120)	(1,016)	(225,510)
Exchange differences on translating foreign operations	14,813	128,530	405,163	28,978	577,484
Other	154	(916)	(7,179)	(4,128)	(12,069)

Balance as of March 31, 2026	¥689,105	¥3,118,152	¥7,328,410	¥692,217	¥11,827,884

(Accumulated depreciation and impairment losses)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2024	¥(25,442)	¥(1,845,450)	¥(5,899,182)	¥(401)	¥(7,770,475)

Depreciation	(6,399)	(106,045)	(419,365)	—	(531,809)
Sales or disposal	3,372	34,386	263,760	—	301,518
Exchange differences on translating foreign operations	44	15,566	95,475	—	111,085
Other	(355)	(2,909)	(10,132)	(38)	(13,434)

Balance as of March 31, 2025	¥(28,780)	¥(1,904,452)	¥(5,969,444)	¥(439)	¥(7,903,115)

Depreciation	(6,988)	(108,060)	(372,605)	—	(487,653)
Impairment losses...	(291)	(530)	(27,463)	(373,838)	(402,122)
Sales or disposal	1,365	95,110	322,206	—	418,681
Transfers to assets held for sale	1,447	30,728	146,497	—	178,672
Exchange differences on translating foreign operations	(473)	(80,152)	(348,101)	(7,107)	(435,833)
Other	(211)	244	(201)	36	(132)

Balance as of March 31, 2026	¥(33,931)	¥(1,967,112)	¥(6,249,111)	¥(381,348)	¥(8,631,502)

(Carrying amount)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of March 31, 2025	¥652,478	¥1,101,044	¥1,161,257	¥295,142	¥3,209,921
Balance as of March 31, 2026	655,174	1,151,040	1,079,299	310,869	3,196,382

Summary of carrying amounts of the right-of-use assets
The changes in the carrying amounts of the
right-of-use
assets for the years ended March 31, 2025 and 2026 are as follows:

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Total
Balance as of April 1, 2024	¥91,186	¥137,598	¥94,227	¥323,011

Additions	5,689	33,006	36,544	75,239
Depreciation	(6,399)	(19,110)	(50,115)	(75,624)
Other	(3,839)	(7,669)	(1,413)	(12,921)

Balance as of March 31, 2025	¥86,637	¥143,825	¥79,243	¥309,705

Additions	8,500	38,740	39,824	87,064
Depreciation	(6,988)	(26,452)	(43,927)	(77,367)
Other	1,032	(366)	(729)	(63)

Balance as of March 31, 2026	¥89,181	¥155,747	¥74,411	¥319,339